Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unconsolidated structured entities
Structured entities
Liquidity facilities/loan commitments	£ 2,043	£ 1,538
Guarantees	107
Maximum exposure	13,098	8,320
Unconsolidated structured entities | Trading assets and derivatives
Structured entities
Assets recognised related to structured entities	686	705
Unconsolidated structured entities | Trading assets
Structured entities
Assets recognised related to structured entities	753	607
Unconsolidated structured entities | Derivative assets
Structured entities
Assets recognised related to structured entities	343	269
Unconsolidated structured entities | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	(410)	(171)
Unconsolidated structured entities | Non trading assets
Structured entities
Assets recognised related to structured entities	10,262	6,077
Unconsolidated structured entities | Loans to customers
Structured entities
Assets recognised related to structured entities	3,079	2,053
Unconsolidated structured entities | Other financial assets
Structured entities
Assets recognised related to structured entities	7,183	4,024
Asset backed securitisation vehicles
Structured entities
Liquidity facilities/loan commitments	1,723	1,403
Maximum exposure	11,059	7,311
Asset backed securitisation vehicles | Trading assets and derivatives
Structured entities
Assets recognised related to structured entities	571	571
Asset backed securitisation vehicles | Trading assets
Structured entities
Assets recognised related to structured entities	616	490
Asset backed securitisation vehicles | Derivative assets
Structured entities
Assets recognised related to structured entities	343	251
Asset backed securitisation vehicles | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	(388)	(170)
Asset backed securitisation vehicles | Non trading assets
Structured entities
Assets recognised related to structured entities	8,765	5,337
Asset backed securitisation vehicles | Loans to customers
Structured entities
Assets recognised related to structured entities	2,431	1,692
Asset backed securitisation vehicles | Other financial assets
Structured entities
Assets recognised related to structured entities	6,334	3,645
Investment funds and other
Structured entities
Liquidity facilities/loan commitments	320	135
Guarantees	107
Maximum exposure	2,039	1,009
Investment funds and other | Trading assets and derivatives
Structured entities
Assets recognised related to structured entities	115	134
Investment funds and other | Trading assets
Structured entities
Assets recognised related to structured entities	137	117
Investment funds and other | Derivative assets
Structured entities
Assets recognised related to structured entities		18
Investment funds and other | Derivative liabilities
Structured entities
Liabilities recognised related to structured entities	(22)	(1)
Investment funds and other | Non trading assets
Structured entities
Assets recognised related to structured entities	1,497	740
Investment funds and other | Loans to customers
Structured entities
Assets recognised related to structured entities	648	361
Investment funds and other | Other financial assets
Structured entities
Assets recognised related to structured entities	£ 849	£ 379